UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------------

if amendment report check here     |_|;                   Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
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Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
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Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-5324
                      -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer           (312) 913-3997
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Name                               (Title)                        (Phone)


                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 April 29, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               --------------------
Form 13F Information Table Entry Total:        68
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Form 13F Information Table Value Total:      $ 1,362,569
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                                               (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

No.      Form 13F File Number      Name

  1      28-  04975                Affiliated Managers Group, Inc.
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
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ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   31,100    1,361,000           X               1            1,124,500   236,500
ALBANY INTERNATIONAL       COMMON        012348108   20,663      681,955           X               1              560,669   121,286
AMB PROPERTY CORP          COMMON        00163T109   17,025      619,100           X               1              549,100    70,000
AMERICAN AXLE & MFG H      COMMON        024061103   26,961      929,700           X               1              773,800   155,900
AMERIGROUP CORP            COMMON        03073T102   14,813      526,200           X               1              431,800    94,400
ANTHEM                     COMMON        03674B104   29,395      510,600           X               1              425,500    85,100
APRIA HEALTHCARE GROU      COMMON        037933108   19,762      806,300           X               1              660,900   145,400
BRANDYWINE REALTY TRU      COMMON        105368203   17,382      727,300           X               1              645,000    82,300
CENTRAL PKG CORP           COMMON        154785109   18,456      802,800           X               1              657,900   144,900
CHARMING SHOPPES INC       COMMON        161133103   16,659    2,103,400           X               1            1,720,500   382,900
CLAYTON HOMES INC          COMMON        184190106   19,495    1,163,900           X               1              971,100   192,800
COMMERCE BANCSHARES I      COMMON        200525103   44,223    1,000,065           X               1              835,715   164,350
CRANE CO                   COMMON        224399105    1,788       65,400           X               1               53,700    11,700
CVB FINL CORP              COMMON        126600105    9,726      482,425           X               1              404,450    77,975
D R HORTON INC             COMMON        23331A109   39,385    1,567,050           X               1            1,310,550   256,500
DEL MONTE FOODS CO.        COMMON        24522P103   23,752    2,441,100           X               1            2,034,400   406,700
DELPHI FINANCIAL GROU      COMMON        247131105   27,930      712,308           X               1              595,500   116,808
EAST WEST BANCORP INC      COMMON        27579R104   17,486      597,000           X               1              489,200   107,800
ELECTRONICS FOR IMAGI      COMMON        286082102    7,391      403,900           X               1              340,300    63,600
FLOWSERVE CORP             COMMON        34354P105   39,971    1,248,700           X               1            1,039,000   209,700
FURNITURE BRANDS INTE      COMMON        360921100   23,616      647,900           X               1              542,300   105,600
HAVERTY FURNITURE COS      COMMON        419596101   13,759      799,500           X               1              660,300   139,200
HCC INSURANCE HLDGS I      COMMON        404132102   16,337      584,500           X               1              482,200   102,300
IDEX CORP.                 COMMON        45167R104   21,231      573,800           X               1              476,000    97,800
IHOP CORP.                 COMMON        449623107    5,734      170,100           X               1              138,700    31,400
INTERNATIONAL RECTIFI      COMMON        460254105   21,720      478,300           X               1              388,000    90,300
INTERPOOL, INC.            COMMON        46062R108   28,480    1,523,000           X               1            1,234,600   288,400
INVACARE CORP.             COMMON        461203101   13,480      358,500           X               1              294,700    63,800
IPC HLDGS LTD              COMMON        G4933P101   20,718      636,700           X               1              535,300   101,400
ISTAR FINL INC             COMMON        45031U101   27,547      953,200           X               1              798,700   154,500
JACK IN THE BOX INC        COMMON        466367109   15,255      514,500           X               1              420,900    93,600
KEMET CORP                 COMMON        488360108   21,663    1,118,400           X               1              938,700   179,700
KENNAMETAL INC.            COMMON        489170100   26,672      659,700           X               1              546,100   113,600
LANDSTAR SYSTEM, INC.      COMMON        515098101   36,071      388,700           X               1              323,000    65,700

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
LITHIA MTRS INC            COMMON        536797103   13,153      532,500           X                 1            437,700     94,800
LSI INDUSTRIES INC.        COMMON        50216C108   13,867      701,400           X                 1            565,326    136,074
MCSI INC                   COMMON        55270M108   12,413    1,042,200           X                 1            872,300    169,900
MONACO COACH CORP.         COMMON        60886R103   23,044      948,300           X                 1            780,150    168,150
MOORE LTD                  COMMON        615785102   22,205    1,706,800           X                 1          1,429,600    277,200
MPS GROUP INC              COMMON        553409103    3,436      392,700           X                 1            328,900     63,800
MSC INDUSTRIAL DIRECT      COMMON        553530106   22,930    1,001,300           X                 1            829,100    172,200
MSC SOFTWARE CORP          COMMON        553531104    9,529      414,300           X                 1            338,600     75,700
O CHARLEYS INC.            COMMON        670823103   25,978    1,205,466           X                 1          1,016,916    188,550
OLD REPUBLIC INTL COR      COMMON        680223104   40,237    1,258,600           X                 1          1,052,100    206,500
PARK ELECTROCHEMICAL       COMMON        700416209   14,320      493,800           X                 1            404,200     89,600
PERKINELMER INC.           COMMON        714046109   13,962      754,700           X                 1            634,300    120,400
POLARIS INDUSTRIES IN      COMMON        731068102   22,556      354,100           X                 1            296,400     57,700
POMEROY COMPUTER RES       COMMON        731822102   14,501      955,300           X                 1            781,900    173,400
RADIOLOGIX INC             COMMON        75040K109   13,547    1,128,900           X                 1            931,400    197,500
RADISYS CORPORATION        COMMON        750459109    8,220      456,400           X                 1            361,400     95,000
RARE HOSPITALITY INTL      COMMON        753820109    4,741      186,500           X                 1            154,600     31,900
RAYMOND JAMES FINANCI      COMMON        754730109   26,386      770,839           X                 1            643,739    127,100
REGAL BELOIT               COMMON        758750103   10,338      404,600           X                 1            335,800     68,800
REINSURANCE GROUP OF       COMMON        759351109   29,009      926,500           X                 1            770,900    155,600
RELIANCE STEEL & ALUM      COMMON        759509102   21,079      764,000           X                 1            640,700    123,300
REMINGTON OIL & GAS C      COMMON        759594302   20,529    1,018,300           X                 1            857,400    160,900
SCHOOL SPECIALTY INC.      COMMON        807863105   21,144      791,300           X                 1            664,100    127,200
SCOTTS CO                  COMMON        810186106   22,144      483,700           X                 1            406,900     76,800
SELECTIVE INSURANCE G      COMMON        816300107   14,836      555,670           X                 1            458,670     97,000
SILICON STORAGE TECHN      COMMON        827057100   19,411    1,839,900           X                 1          1,547,800    292,100
SPHERION CORP              COMMON        848420105    4,132      373,900           X                 1            310,600     63,300
SPINNAKER EXPL CO          COMMON        84855W109   13,553      325,400           X                 1            267,500     57,900
TORO CO. (THE)             COMMON        891092108   29,007      486,700           X                 1            406,700     80,000
TRIGON HEALTHCARE INC      COMMON        89618L100   14,720      199,400           X                 1            162,700     36,700
UNITED STATIONERS INC      COMMON        913004107   30,933      811,900           X                 1            673,100    138,800
VENTAS INC                 COMMON        92276F100   19,373    1,531,500           X                 1          1,372,100    159,400
WAYPOINT FINANCIAL         COMMON        946756103   19,578    1,183,700           X                 1            993,200    190,500
WERNER ENTERPRISES IN      COMMON        950755108   32,112    1,532,800           X                 1          1,278,367    254,433
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